Convertible debentures (Details Narrative)			1 Months Ended	12 Months Ended
	Jan. 27, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Jan. 21, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($)	Nov. 08, 2018 CAD ($)
IfrsStatementLineItems [Line Items]
Interest expense				$ 847,322		$ 1,725,684
Debenture Unit [Member]
IfrsStatementLineItems [Line Items]
Gross proceed							$ 9,000,000
Debenture unit				Each Debenture Unit, issued at a price of $1,000, is comprised of one unsecured convertible debenture (each a “Debenture” and collectively, the “Debentures”), having a principal amount of $1,000 and accruing interest at 9% per annum, payable semi-annually until maturity, and 166 common share purchase warrants of the Company (each, a “Debenture Warrant”). Each Debenture is convertible into shares of the Company at a conversion price of $3.03 per common share (the “Conversion Price”), subject to acceleration in certain events. The Debentures mature on December 31, 2021
Warrant price (in dollars) | $ / shares					$ 3.79
Debenture distribution				The Debentures and the Debenture Warrants contain customary anti-dilution provisions. The Company also issued 540 Debenture Units to the brokers as part of the transaction. If the brokers subscribe for the Debenture Units, 89,640 warrants will be issued. The brokers did not subscribe for the Debenture Units and they expired unexercised on November 8, 2020.
Fair value of convertible debenture				$ 6,761,663	$ 6,761,663
Unsecured debt market rate				13.00%
Warrant share issued | shares				1,495,442
Acquisition property value				$ 2,056,130	$ 2,056,130
Borrowings, adjustment to interest rate basis				22.82%	22.82%
Convertible debenture	$ 6,000,000	$ 400,000	$ 2,600,000
Share issued for convertible debt | shares	1,978,109	136,649	857,180
Interest expense				$ 53,051		808,675
Accretion expenses				$ 80,504		$ 881,631